Restructuring and Other Costs	9 Months Ended
Sep. 30, 2012
Restructuring and Other Costs [Abstract]
Restructuring and Other Costs

(3) Restructuring and Other Costs

Included in restructuring and other costs are costs related to restructuring (primarily severance payments associated with workforce reductions) and services and other expenses associated with transformation savings activities.

In the second quarter of 2012, in response to the uncertain economic outlook, the Company initiated significant restructuring programs with the intent to optimize its cost structure. Prior to the second quarter of 2012, the Company had recognized significant restructuring costs primarily related to the Momentive Combination. At September 30, 2012, the Company had $26 of in-process cost reduction programs savings expected to be achieved over the remaining life of the projects. The Company estimates that these restructuring cost activities will occur over the next 12 to 18 months. As of September 30, 2012, the costs expected to be incurred on restructuring activities are estimated at $15, consisting mainly of workforce reductions.

The following table summarizes restructuring information by type of cost:

	Workforce reductions	Site closure costs	Other projects	Total
Future restructuring costs expected to be incurred	$15	$—	$—	$15
Cumulative restructuring costs incurred through September 30, 2012	$31	$—	$—	$31
Accrued liability at December 31, 2011	8	—	—	8
Restructuring charges	19	—	—	19
Payments	$(10)	$—	$—	(10)

Balance as of September 30, 2012	$17	$—	$—	$17

Workforce reduction costs primarily relate to non-voluntary employee termination benefits and are accounted for under the guidance for nonretirement postemployment benefits or as exit and disposal costs, as applicable. During the three and nine months ended September 30, 2012, charges of $3 and $19, respectively, were recorded in “Restructuring and other costs” in the unaudited Condensed Consolidated Statements of Operations. At September 30, 2012 and December 31, 2011, the Company had accrued $17 and $8, respectively, for restructuring liabilities in “Accrued expenses and other liabilities” in the unaudited Condensed Consolidated Balance Sheets. All of the restructuring activity related to the Silicones business.

For the fiscal three-month periods ended September 30, 2012 and 2011, the Company recognized other costs of $5 and $6, respectively. For the fiscal nine-month periods ended September 30, 2012 and 2011, the Company recognized other costs of $13 and $17, respectively. These costs are primarily comprised of one-time payments for services and integration expenses.